UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

                  Investment Company Act file number 811-04632

                             The Germany Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                       345 Park Avenue, New York, NY 10154
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Bruce A. Rosenblum
                  Deutsche Investment Management Americas Inc.
                       345 Park Avenue, New York, NY 10154
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-437-6269
                                                    --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  3/31/05
                          ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

THE GERMANY FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES               DESCRIPTION                VALUE
 ----------             -----------              ----------

INVESTMENTS IN GERMAN SECURITIES -- 89.2%
            COMMON STOCKS -- 84.5%
            AIR FREIGHTS &
              LOGISTICS -- 4.7%
  260,000   Deutsche Post ................    $  6,352,790
                                              ------------
            AIRLINES -- 1.6%
  150,000   Deutsche Lufthansa ...........       2,164,397
                                              ------------
            AUTO COMPONENTS -- 2.8%
   50,000   Continental ..................       3,881,771
                                              ------------
            AUTOMOBILES -- 5.3%
   30,000   Bayerische Motoren Werke .....       1,364,426
  130,000   DaimlerChrysler+ .............       5,824,797
                                              ------------
                                                 7,189,223
                                              ------------
            CHEMICALS -- 12.2%
  145,000   BASF .........................      10,290,033
  190,000   Bayer ........................       6,279,476
                                              ------------
                                                16,569,509
                                              ------------
            DIVERSIFIED
              TELECOMMUNICATION
              SERVICES -- 8.7%
  590,000   Deutsche Telekom .............      11,789,994
                                              ------------
            ELECTRIC UTILITIES -- 4.4%
   70,000   E.ON .........................       6,012,170
                                              ------------
            FOOD & STAPLES
              RETAILING -- 3.0%
   75,000   Metro ........................       4,030,021
                                              ------------
            INDUSTRIAL
              CONGLOMERATES -- 14.6%
  250,000   Siemens ......................      19,804,620
                                              ------------
            INSURANCE -- 10.3%
   50,000   Allianz ......................       6,354,996
   30,000   Hannover Ruckversicherungs ...       1,187,693
   53,000   Munchener Ruckversicherungs ..       6,391,744
                                              ------------
                                                13,934,433
                                              ------------
            MACHINERY -- 2.0%
   60,000   MAN ..........................       2,686,032
                                              ------------
            MEDIA -- 0.5%
   15,300   Premiere* ....................         634,312
                                              ------------
            MULTI-UTILITIES -- 2.7%
   60,000   RWE ..........................    $  3,631,982
                                              ------------
            PHARMACEUTICALS -- 2.4%
   40,000   Altana .......................       2,545,891
   10,000   Merck KGaA+ ..................         713,680
                                              ------------
                                                 3,259,571
                                              ------------
            REAL ESTATE -- 1.1%
   35,000   Hypo Real Estate Holding .....       1,460,124
                                              ------------
            SOFTWARE -- 4.7%
   40,000   SAP ..........................       6,452,186
                                              ------------
            TEXTILES, APPAREL & LUXURY
              GOODS -- 3.5%
   30,000   Adidas Salomon ...............       4,765,566
                                              ------------
            Total Common Stocks
              (cost $83,771,828) .........     114,618,701
                                              ------------
            PREFERRED STOCKS -- 4.7%
            AUTOMOBILES -- 2.7%
   20,000   Bayerische Motoren Werke .....         733,923
    4,000   Porsche ......................       2,906,624
                                              ------------
                                                 3,640,547
                                              ------------
            HEALTH CARE PROVIDERS &
              SERVICES -- 0.8%
   10,000   Fresenius ....................       1,152,269
                                              ------------
            MACHINERY -- 1.2%
   30,000   Rheinmetall ..................       1,596,048
                                              ------------
            Total Preferred Stocks
              (cost $5,885,668) ..........       6,388,864
                                              ------------
            Total Investments in
              German Securities
              (cost $89,657,496) .........     121,007,565
                                              -----------

INVESTMENTS IN DUTCH
    COMMON STOCK -- 1.1%
            DIVERSIFIED FINANCIAL
              SERVICES -- 1.1%
   50,000   ING Groep
              (Cost $1,155,163) ..........       1,511,704
                                              ------------

INVESTMENTS IN FRENCH
    COMMON STOCKS -- 3.9%
            INSURANCE -- 2.0%
  100,000   Axa ..........................    $  2,666,568
                                              ------------
            MULTI-UTILITIES -- 1.1%
   55,000   Suez .........................       1,481,600
                                              ------------
            OIL, GAS & CONSUMABLE
              FUELS -- 0.8%
    5,000   Total ........................       1,171,084
                                              ------------
            Total Investments in French
              Common Stocks
              (cost $4,825,196) ..........       5,319,252
                                              ------------

INVESTMENTS IN SWISS
    COMMON STOCK -- 2.2%
            DIVERSIFIED FINANCIAL
              SERVICES -- 2.2%
   36,000   United Bank of Switzerland+
              (Cost $2,780,973) ..........       3,043,187
                                              ------------

INVESTMENTS IN SPANISH
    COMMON STOCKS -- 2.7%
            COMMERICAL BANKS -- 1.8%
  146,800   Banco Bilbao Vizcaya Argentaria   $  2,392,525
                                              ------------
            DIVERSIFIED
              TELECOMMUNICATION
              SERVICES -- 0.9%
   70,000   Telefonica ...................       1,220,782
                                              ------------
            Total Investments in Spanish
              Common Stocks
              (cost $3,588,987) ..........       3,613,307
                                              ------------
            Total Investments--99.1%
              (cost $102,007,815) ........    $134,495,015

            Cash and other assets in
              excess of liabilities--0.9%        1,175,181
                                              ------------

            NET ASSETS--100.0% ...........    $135,670,196
                                              ============




-----------
*Non-income producing security.
+All or a portion of the securities were on loan.

-----------
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The Germany Fund


By:                                 /S/ JULIAN SLUYTER
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          The Germany Fund

By:                                 /S/ JULIAN SLUYTER
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 27, 2005



By:                                 /S/ PAUL SCHUBERT
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 27, 2005